Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Acquired in Settlement of Loans [Abstract]
Real Estate and Other Assets Acquired in Settlement of Loans

(3) Real Estate and Other Assets Acquired in Settlement of Loans

(in thousands)	2012	2011
Commercial	$329	$17
Real estate construction—residential	112	307
Real estate construction—commercial	13,392	13,650
Real estate mortgage—residential	1,227	2,121
Real estate mortgage—commercial	14,201	6,623
Repossessed assets	468	279

Total	$29,729	$22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)

Total other real estate owned and repossessed assets	$23,592	$16,020

Balance at December 31, 2010	$20,168
Additions	10,903
Proceeds from sales	(7,435)
Charge-offs against the valuation allowance for other real estate owned	(433)
Net gain on sales	(206)

Balance at December 31, 2011	$22,997

Additions	16,869
Proceeds from sales	(8,571)
Charge-offs against the valuation allowance for other real estate owned, net	(1,883)
Net gain on sales	317

Total other real estate owned and repossessed assets	$29,729
Less valuation allowance for other real estate owned	(6,137)

Balance at December 31, 2012	$23,592

During the years ended December 31, 2012 and 2011, net charge-offs against the allowance for loan losses at the time of foreclosure were approximately $6,705,000 and $8,248,000, respectively.

Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2012, 2011 and 2010, respectively, is summarized as follows:

(in thousands)	2012	2011	2010
Balance, beginning of year	$6,977	$6,158	$0
Provision for other real estate owned	713	1,252	6,158
Charge-offs	(1,553)	(433)	0

Balance, end of year	$6,137	$6,977	$6,158

The significant change in the expense provision from the years ended 2010 to 2012, primarily related to one foreclosed commercial real estate construction property. During the year ended December 31, 2010, the Company recorded a $5,663,000 provision and related valuation allowance related to this property reflecting its current appraised value. During the year ended December 31, 2012, real estate values improved and comparable sales occurred which led to an increased current appraised value that allowed the Company to recover $3,908,000 of this valuation allowance. This recovery partially offset current year expense provisions for other real estate owned of $4,621,000, primarily attributable to eight properties where significant write-downs were required to reflect current appraises values. These amounts are reflected in other real estate expense in the consolidated statements of operations.